Cover	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Envirotech Vehicles, Inc.
Entity Central Index Key	0001563568